Cover	Jan. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 07, 2022
Current Fiscal Year End Date	--05-31
Entity File Number	333-21407
Entity Registrant Name	MOVEIX INC.
Entity Central Index Key	0001685766
Entity Tax Identification Number	35-2567439
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4800 N Scottsdale Rd
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	(503)
Local Phone Number	536-0997
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false